SHAREHOLDER LETTER

Your Fund's Goal: Franklin Tax-Exempt Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The fund pursues a conservative investment policy by limiting its investments to high quality securities as it seeks to maintain a $1.00 share price.(1)

Dear Shareholder:

It's a pleasure to bring you Franklin Tax-Exempt Money Fund's semiannual report for the period ended January 31, 2000.

For the six months under review, domestic economic growth accelerated well above the Federal Reserve Board's (the Fed's) targeted 3.00% long-term growth rate. Real gross domestic product (GDP) grew at blistering annualized rates of 5.7% and 6.9% for the third and fourth quarters of 1999, respectively. Higher equity and real estate prices, increasing wages and a tight labor market spurred consumer spending, while a rebound in the manufacturing sector and improving international economic fundamentals also contributed to the expanding domestic economy. However, this growth led to a moderate rise in inflation during the reporting period, as measured by the Consumer Price Index's (CPI's) increase from 2.1% in July 1999, to 2.7% in January 2000.

1. There is no assurance that the fund's $1.00 per share price will be maintained. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government organization.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 5 of this report.

CONTENTS
Shareholder Letter .............    1

Performance Summary ............    3

Financial Highlights &
Statement of Investments .......    4

Financial Statements ...........   10

Notes to
Financial Statements ...........   13


[ GRAPHIC OMITTED ]

The Fed responded to this strong growth and slightly higher inflation by increasing the federal funds target rate during the reporting period from 5.00% to 5.50%. In turn, bond prices dropped but yields rose, a positive outcome for money market fund shareholders. Reflecting a 50 basis-point increase in the federal funds target rate, Franklin Tax-Exempt Money Fund's seven-day effective yield rose from 2.47% on July 31, 1999, to 2.59% on January 31, 2000.

The portfolio's investment strategy continues to emphasize high quality and liquidity. We manage the fund more conservatively than SEC guidelines require, seeking to ensure the safety and stability of the fund's principal. For example, SEC guidelines allow tax-exempt money funds to purchase both first- and second-tier securities. Franklin purchases only first-tier securities for inclusion in its tax-exempt money market portfolios. Although also allowed by the SEC for money market funds, we do not buy any derivative securities in our tax-exempt money funds -- we purchase only plain vanilla, short-term securities. We eliminated our exposure to Japanese bank guarantees several years ago because of the problems these banks were having. This philosophy of purchasing securities only from what we believe are the most creditworthy institutions may result in lower returns compared to other money funds. However, we feel that the increased yield offered by lower-rated and less liquid securities does not justify the added risk to shareholders.

During the reporting period, the fund participated in several attractive deals including Michigan Municipal Bond Authority Revenue Notes, Iowa School Corporation Warrants, Clark County Nevada Airport Revenue Mandatory Puts, and Nassau County, Florida, Solid Waste System Revenue Variable Rate Demand Notes.

Sincerely,

/S/ C. B. Johnson
Charles B. Johnson
Chairman
Franklin Tax-Exempt Money Fund

  PERFORMANCE SUMMARY
  1/31/00

  Seven-day effective yield(1)      2.59%
  Seven-day annualized yield        2.56%
  Taxable equivalent yield(2)       4.23%


1. The seven-day effective yield assumes the compounding of daily dividends.

2. Taxable equivalent yield assumes the 2000 maximum 39.6% federal personal income tax rate.

Annualized and effective yields are for the seven-day period ended January 31, 2000. The fund's average weighted maturity was 41 days. Yield reflects fluctuations in interest rates on portfolio investments, and fund expenses.

Past performance does not guarantee future results.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of January 31, 2000, the end of the reporting period. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

FRANKLIN TAX-EXEMPT MONEY FUND
Financial Highlights

                                                 SIX MONTHS ENDED
                                                  JANUARY 31, 2000                         YEAR ENDED JULY 31,
                                                   (unaudited)           1999         1998         1997         1996        1995
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
   throughout the period)
Net asset value, beginning of period ........      $   1.00           $   1.00      $   1.00     $   1.00     $   1.00    $   1.00
                                                   -------------------------------------------------------------------------------
Net investment income .......................          .014               .025          .029         .029         .029        .029
Less distributions from
  net investment income .....................         (.014)             (.025)        (.029)       (.029)       (.029)      (.029)
                                                   -------------------------------------------------------------------------------
Net asset value, end of period ..............      $   1.00           $   1.00      $   1.00     $   1.00     $   1.00    $   1.00
                                                   ===============================================================================
Total return(a) .............................          1.36%              2.49%         2.99%        2.94%        2.93%       2.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........      $193,861           $190,727      $164,525     $161,038     $166,713    $173,123
Ratios to average net assets:
 Expenses ...................................           .80%(b)            .74%          .65%         .65%         .65%        .65%
 Expenses excluding waiver and
   payments by affiliate ....................           .80%(b)            .82%          .83%         .80%         .81%        .78%
 Net investment income ......................          2.66%(b)           2.46%         2.94%        2.91%        2.88%       2.65%

(a)Total return is not annualized for periods less than one year.

(b)Annualized


                       See notes to financial statements.

FRANKLIN TAX-EXEMPT MONEY FUND
Statement of Investments, January 31, 2000 (unaudited)


                                                                                                          PRINCIPAL
                                                                                                           AMOUNT         VALUE
 INVESTMENTS 119.3%
 ARIZONA 3.5%
 Pinal County IDA, PCR, Magma-Copper Co., Newmont Mining Corp., Daily VRDN and Put, 3.50%, 12/01/09 ..   $6,700,000   $  6,700,000
                                                                                                                      ------------

 DELAWARE 1.5%
 Delaware State EDA Revenue, Delaware Clean Power Project, Series C, Weekly VRDN and Put,
   3.09%, 8/01/29 ....................................................................................    3,000,000      3,000,000
                                                                                                                      ------------

 FLORIDA 4.2%
 Florida Local Government Finance Authority Revenue, TECP, 3.65%, 3/16/00 ............................    5,000,000      5,000,000
 Nassau County Solid Waste System Revenue, Refunding, Weekly VRDN and Put, 3.05%, 7/01/13 ............    3,200,000      3,200,000
                                                                                                                      ------------
                                                                                                                         8,200,000
                                                                                                                      ------------

 GEORGIA 7.2%
 De Kalb County Hospital Authority RAN, De Kalb Medical Center Project, Weekly VRDN and
   Put, 3.05%, 9/01/09 ...............................................................................    1,700,000      1,700,000
 Fulco Hospital Authority Revenue, Anticipation Certificates, Shepherd Center Inc. Project, Weekly
   VRDN and Put, 3.00%, 9/01/17 ......................................................................    1,000,000      1,000,000
 Georgia Municipal Electric Authority Revenue, Project One-C, Weekly VRDN and Put, 3.00%, 1/01/20 ....    9,000,000      9,000,000
 Macon-Bibb County Hospital Authority Revenue, Certificates, Medical Center of
   Central Georgia, Weekly VRDN and Put, 3.05%, 4/01/07 ..............................................      800,000        800,000
 Rockdale County Hospital Authority, RAN, Weekly VRDN and Put, 3.05%, 10/01/09 .......................    1,410,000      1,410,000
                                                                                                                      ------------
                                                                                                                        13,910,000
                                                                                                                      ------------

 ILLINOIS 9.6%
 Chicago O'Hare International Airport Revenue, General Airport Second
   Lien, Series B, Weekly VRDN and Put, 2.95%, 1/01/15 ...............................................    2,570,000      2,570,000
 Illinois State Toll Highway Authority, Toll Highway Priority Revenue, Refunding, Series B,
   MBIA Insured, Weekly VRDN and Daily Put, 2.95%, 1/01/10 ...........................................    7,000,000      7,000,000
 Illinois Student Assistance Commission Student Loan Revenue, Refunding, MBIA Insured, Weekly
   VRDN and Put, 3.05%, 9/01/32 ......................................................................    9,000,000      9,000,000
                                                                                                                      ------------
                                                                                                                        18,570,000
                                                                                                                      ------------

 INDIANA 2.1%
 Fort Wayne Hospital Authority Hospital Revenue, Parkview Memorial Hospital, Series B, Weekly
   VRDN and Put, 2.95%, 1/01/16 ......................................................................    4,100,000      4,100,000
                                                                                                                      ------------

 IOWA 6.1%
 Iowa Higher Educational Loan Authority Revenue, Higher Education
   Facilities, State Ambrose, Weekly VRDN and Daily Put, 3.00%, 10/01/09 .............................    5,000,000      5,000,000
 (a)Iowa School Corporations Warrant Certificates, Iowa School Cash Anticipation
   Program, FSA Insured, 4.75%, 2/01/01 ..............................................................    5,000,000      5,033,600
 Ottumwa Revenue, Ottumwa Regional Health Center, Weekly VRDN and Put, 3.00%, 10/01/06 ...............    1,775,000      1,775,000
                                                                                                                      ------------
                                                                                                                        11,808,600
                                                                                                                      ------------

 LOUISIANA 2.4%
 Louisiana Public Facilities Authority Hospital Revenue, Willis Knighton Medical
 Project,
    AMBAC Insured, Weekly VRDN and Put, 3.05%, 9/01/27 ...............................................    3,700,000      3,700,000
    Refunding, AMBAC Insured, Daily VRDN and Put, 3.05%, 9/01/23 .....................................    1,000,000      1,000,000
                                                                                                                      ------------
                                                                                                                         4,700,000
                                                                                                                      ------------

 MASSACHUSETTS 14.0%
 Massachusetts State GO, Weekly VRDN and Put, 2.85%, 9/01/16 .........................................    8,500,000      8,500,000
 Massachusetts State Health and Educational Facilities Authority Revenue,
    Capital Assets Program, Series D, MBIA Insured, Daily VRDN and Put, 3.60%, 1/01/35 ...............    7,000,000      7,000,000
    Wentworth Institute of Technology, Series A, AMBAC Insured, Pre-Refunded, 7.40%, 4/01/00 .........    1,820,000      1,865,078


FRANKLIN TAX-EXEMPT MONEY FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2000 (UNAUDITED)


                                                                                          PRINCIPAL
                                                                                           AMOUNT            VALUE
 INVESTMENTS (CONT.)
 MASSACHUSETTS (CONT.)
 Massachusetts State Water Resources Authority Revenue, sub. lien, Series B, Weekly
 VRDN and Put, 2.75%, 8/01/28 .......................................................    $5,000,000       $  5,000,000
 Massachusetts State Water Resources Authority TECP, 3.65%, 3/07/00 .................     4,900,000          4,900,000
                                                                                                          ------------
                                                                                                            27,265,078
                                                                                                          ------------

 MICHIGAN 1.8%
 Michigan Breitung School District, GO, 7.20%, 5/01/00 ..............................     1,500,000          1,510,397
 Michigan Municipal Bond Authority Revenue, Series B-2, 4.25%, 8/25/00 ..............     2,000,000          2,007,382
                                                                                                          ------------
                                                                                                             3,517,779
                                                                                                          ------------

 MINNESOTA 1.2%
 Maple Grove MFHR, Refunding, Series A, Weekly VRDN and Put, 2.95%, 11/01/31 .........     2,280,000          2,280,000
                                                                                                          ------------

 MISSOURI 5.2%
 Bi-State Development Agency Missouri Illinois Metropolitan District, St. Clair
 County Metrolink Extension, Series B, MBIA Insured, Weekly VRDN and Put,
   3.00%, 7/01/28 ...................................................................     5,000,000          5,000,000
 St. Louis General Fund Revenue, TRAN, 4.00%, 6/30/00 ...............................     5,000,000          5,014,877
                                                                                                          ------------
                                                                                                            10,014,877
                                                                                                          ------------

 NEBRASKA 3.8%
 Lancaster County Hospital Authority No. 1 Hospital Revenue, Bryan Memorial
   Hospital Project, Refunding, MBIA Insured, Weekly VRDN and Put, 2.95%, 6/01/12 ...     7,300,000          7,300,000
                                                                                                          ------------

 NEVADA 2.1%
 Clark County Airport Improvement Revenue, sub. lien,
    Series A-1, Weekly VRDN and Put, 2.95%, 7/01/25 .................................     1,000,000          1,000,000
    Series B-1, Mandatory Put, 3.75%, 7/01/00 .......................................     3,000,000          3,000,000
                                                                                                          ------------
                                                                                                             4,000,000
                                                                                                          ------------

 NEW MEXICO 1.4%
 Albuquerque Gross Receipts Lodgers Tax Revenue, Weekly VRDN and Put,
   3.00%, 7/01/23 ...................................................................     1,100,000          1,100,000
 University of New Mexico Revenue, AMBAC Insured, Weekly VRDN and Put,
   2.95%, 6/01/06 ...................................................................     1,600,000          1,600,000
                                                                                                          ------------
                                                                                                             2,700,000
                                                                                                          ------------

 NEW YORK 12.3%
 Long Island Power Authority Electric System Revenue, Sub Series 5, Daily VRDN and
   Put, 3.55%, 5/01/33 ..............................................................     7,600,000          7,600,000
 Nassau County GO, RAN, 4.25%, 3/15/00 ..............................................     3,000,000          3,002,237
 New York City HDC, MFR Rental Housing Revenue, One Columbus Place
   Development, Series A, Weekly VRDN and Put, 2.70%, 11/15/28 ......................     1,000,000          1,000,000
 New York City Municipal Water Finance Authority Water and Sewer System Revenue,
    Series C, FGIC Insured, Daily VRDN and Put, 3.60%, 6/15/22 ......................       100,000            100,000
    Series G, FGIC Insured, Daily VRDN and Put, 3.55%, 6/15/24 ......................     1,200,000          1,200,000
 New York City Transitional Finance Authority Revenue, Future Tax Secured, Sub
    Series B-1, Daily VRDN and Put, 3.50%, 11/01/27 .................................     2,600,000          2,600,000
 New York State GO, TECP, 3.45%, 3/07/00 ............................................     5,800,000          5,800,000
 New York State Medical Care Facilities Financial Agency Revenue, St. Lukes,
    7.45%, 2/15/00 ..................................................................     1,000,000          1,021,279
    7.25%, 5/15/00 ..................................................................     1,500,000          1,544,135
                                                                                                          ------------
                                                                                                            23,867,651
                                                                                                          ------------


FRANKLIN TAX-EXEMPT MONEY FUND
Statement of Investments, January 31, 2000 (unaudited)(cont.)







                                                                                          PRINCIPAL
                                                                                           AMOUNT            VALUE
 Investments (cont.)
 North Carolina 3.8%
Raleigh Durham Airport Authority, Special Facility Revenue, Refunding, American
   Airlines, Series A, Daily VRDN and Put, 3.60%, 11/01/15 ...........................    $4,450,000       $  4,450,000
 Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light
 Co., Series C, Weekly VRDN and Put, 3.00%, 10/01/15 .................................     2,900,000          2,900,000
                                                                                                              ---------
                                                                                                              7,350,000
                                                                                                              ---------

 Pennsylvania 5.3%
 Philadelphia School District GO, TRAN,
    Series A, 4.00%, 6/30/00 .........................................................    6,000,000           6,013,104
    Series B, 4.00%, 6/30/00 .........................................................    1,000,000           1,002,184
 Philadelphia Water and Wastewater Revenue, Series B, Weekly VRDN and
 Put, 2.95%, 8/01/27 .................................................................    3,200,000           3,200,000
                                                                                                              ---------
                                                                                                             10,215,288
                                                                                                              ---------

 Puerto Rico 2.9%
 Puerto Rico Commonwealth GO, TRAN, Series A-1, 4.50%, 7/30/00 .......................     5,000,000          5,018,180
 Puerto Rico Commonwealth Government Development Bank, Refunding, MBIA
 Insured, Weekly VRDN and Put, 2.15%, 12/01/15 .......................................       700,000            700,000
                                                                                                              ---------
                                                                                                              5,718,180
                                                                                                              ---------

 Tennessee 4.3%
 Metropolitan Government of Nashville and Davidson County, IDBR, YMCA
   Project, Weekly VRDN and Put, 3.00%, 12/01/18 .....................................     4,800,000          4,800,000
 Montgomery County Public Building Authority, Pooled Financing Revenue, Tennessee
 County Loan Pool, Weekly VRDN and Daily Put, 3.30%, 11/01/27 ........................     3,500,000          3,500,000
                                                                                                              ---------
                                                                                                              8,300,000
                                                                                                              ---------

 Texas 17.6%
 Brownsville Utility System Revenue, TECP,
    3.85%, 2/08/00 ...................................................................     5,000,000          5,000,000
    3.65%, 5/17/00 ...................................................................     2,650,000          2,650,000
 Greater Texas Student Loan Corp., Student Loan Revenue, Refunding,
    Series A, 3.00%, 3/01/00 .........................................................     8,500,000          8,500,000
 Guadalupe Blanco River Authority, PCR, Central Power and Light
   Co. Project, Refunding, Daily VRDN and Put, 3.60%, 11/01/15 .......................     4,300,000          4,300,000
 Port Arthur Navigation District IDC, American Petrofina Inc., Daily VRDN and
   Put, 3.65%, 5/01/03 ...............................................................     4,550,000          4,550,000
 Texas State TRAN, Series A, 4.50%, 8/31/00 ..........................................     9,000,000          9,040,303
                                                                                                              ---------
                                                                                                             34,040,303
                                                                                                              ---------

 Utah 1.9%
 Central Utah Water Conservancy District, GO, Tender Option, Series F, Weekly VRDN
   and Put, 3.00%, 4/01/27 ...........................................................     3,700,000          3,700,000
                                                                                                              ---------

 Virginia 3.6%
 Campbell County IDAR, Exempt Facility, Hadson Power 12, Series A, Daily VRDN and
   Put, 3.75%, 4/01/15 ...............................................................     2,400,000          2,400,000
 Roanoke IDA Hospital Revenue, Roanoke Memorial Hospital Project, Series C, Weekly
 VRDN and Put, 3.00%, 7/01/19 ........................................................     4,615,000          4,615,000
                                                                                                              ---------
                                                                                                              7,015,000
                                                                                                              ---------


FRANKLIN TAX-EXEMPT MONEY FUND
Statement of Investments, January 31, 2000 (unaudited)(cont.)






                                                                                          PRINCIPAL
                                                                                           AMOUNT            VALUE
 Investments (cont.)
 Washington 1.0%
 Seattle Water System Revenue, Weekly VRDN and Put, 2.95%, 9/01/25 ..................     $2,000,000      $  2,000,000
                                                                                                             ---------

 Wisconsin .5%
 Wisconsin State Health and Educational Facilities Authority Revenue, Wheaton
   Franciscan Services, Weekly VRDN and Put, 3.15%, 8/15/16 .........................      1,000,000         1,000,000
                                                                                                             ---------
 Total Investments (Cost $231,272,756) 119.3%                                                              231,272,756
 Other Assets, less Liabilities (19.3%)                                                                    (37,411,915)
                                                                                                             ---------
 Net Assets 100.0%                                                                                        $193,860,841
                                                                                                             ---------

 See glossary of terms on page 9.

(a)Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.




                       See notes to financial statements.

FRANKLIN TAX-EXEMPT MONEY FUND
Statement of Investments, January 31, 2000 (unaudited) (cont.)

Glossary of Terms


AMBAC    -      American Municipal Bond Assurance Corp.
EDA      -      Economic Development Authority
FGIC     -      Financial Guaranty Insurance Co.
FSA      -      Financial Security Assistance
GO       -      General Obligation
HDC      -      Housing Development Corp.
IDA      -      Industrial Development Authority/Agency
IDAR     -      Industrial Development Authority/Agency Revenue
IDC      -      Industrial Development Corp.
IDBR     -      Industrial Development Board Revenue
MBIA     -      Municipal Bond Investors Assurance Corp.
MFHR     -      Multi-Family Housing Revenue
MFR      -      Multi-Family Revenue
PCFA     -      Pollution Control Financing Authority
PCR      -      Pollution Control Revenue
RAN      -      Revenue Anticipation Note
TECP     -      Tax-Exempt Commercial Paper
TRAN     -      Tax Revenue Anticipation Note
VRDN     -      Variable Rate Demand Note

FRANKLIN TAX-EXEMPT MONEY FUND
Financial Statements

Statement of Assets and Liabilities
January 31, 2000 (unaudited)
Assets:
 Investments in securities,at value and cost .............................      $231,272,756
 Cash ....................................................................            56,708
 Receivables:
  Capital shares sold ....................................................         2,786,451
  Interest ...............................................................         1,374,887
                                                                                ------------
       Total assets ......................................................       235,490,802
                                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased ........................................         5,033,600
  Capital shares redeemed ................................................        36,074,747
  Affiliates .............................................................           138,089
  Shareholders ...........................................................           251,928
 Distributions to shareholders ...........................................             6,219
 Other liabilities .......................................................           125,378
                                                                                ------------
       Total liabilities .................................................        41,629,961
                                                                                ------------
 Net assets,at value .....................................................      $193,860,841
                                                                                ------------
 Shares outstanding ......................................................       193,860,841
                                                                                ------------
 Net asset value per share ...............................................             $1.00
                                                                                ------------


                       See notes to financial statements.

FRANKLIN TAX-EXEMPT MONEY FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)
Investment income:
 Interest                                                      $3,595,946
                                                               ----------
Expenses:
 Management fees (Note 3)                                         579,897
 Transfer agent fees (Note 3)                                     118,867
 Custodian fees                                                     1,091
 Reports to shareholders                                           61,915
 Registration and filing fees                                      39,728
 Professional fees                                                 21,975
 Directors' fees and expenses                                       5,627
 Other                                                              3,947
                                                               ----------
       Total expenses                                             833,047
                                                               ----------
        Net investment income                                   2,762,899
                                                               ----------
Net increase in net assets resulting from operations           $2,762,899
                                                               ----------


                       See notes to financial statements.

FRANKLIN TAX-EXEMPT MONEY FUND
Financial Statements (continued)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)
AND THE YEAR ENDED JULY 31, 1999

                                                                 SIX MONTHS ENDED           YEAR ENDED
                                                                 JANUARY 31, 2000          JULY 31, 1999
Increase (decrease) in net assets:
 Operations:
  Net investment income                                             $  2,762,899           $  4,327,245
  Net realized loss from investments                                          --                   (826)
                                                                    -----------------------------------
       Net increase in net assets resulting from operations            2,762,899              4,326,419
 Distributions to shareholders from net investment income             (2,762,899)            (4,326,419)(*)
 Capital share transactions:(Note 2)                                   3,134,108             26,201,598
                                                                    -----------------------------------
       Net increase in net assets                                      3,134,108             26,201,598
Net assets (there is no undistributed net investment income
            at beginning or end of period):
 Beginning of period                                                 190,726,733            164,525,135
                                                                    -----------------------------------
 End of period                                                      $193,860,841           $190,726,733
                                                                    -----------------------------------

(*)Distributions were decreased by net realized losses from securities transactions of $826 for the year ended July 31, 1999.




                       See notes to financial statements.

FRANKLIN TAX-EXEMPT MONEY FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Exempt Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks high current income exempt from federal income taxes, consistent with capital preservation and liquidity.

The following summarizes the Fund's significant accounting policies.

a. Security Valuation:

Securities are valued at amortized cost which approximates value.

b. Income Taxes:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. Security Transactions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

d. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

At January 31, 2000, there were five billion shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                       Six Months Ended      Year Ended
                                       January 31,2000      July 31,1999
                                       ---------------      ------------

 Shares sold                              $ 812,974,280    $ 534,258,508
 Shares issued in reinvestment
  of distributions                            2,756,193        4,325,631
 Shares redeemed                           (812,596,365)    (512,382,541)
                                          -------------    -------------
 Net increase                             $   3,134,108    $  26,201,598
                                          =============    =============

FRANKLIN TAX-EXEMPT MONEY FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/ Templeton Investor Services, Inc. (Investor Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin Templeton Services Inc. (FT Services), the Fund's investment manager, transfer agent, principal underwriter, and administrative manager, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

        Annualized
         Fee Rate       Average Daily Net Assets
         --------       ------------------------

         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          Over $250 million


Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

4. INCOME TAXES

At July 31, 1999, the Fund had tax basis capital losses of $ 2,439 which may be carried over to offset future capital gains.

Such losses expire as follows:


       Capital loss carryovers expiring in:


       2004                                  $  595
       2005                                   1,844
                                             ------
                                             $2,439
                                             ======


At July 31, 1999, the Fund has deferred capital losses occurring subsequent to October 31, 1998 of $8,419. For tax purposes, such losses will be reflected in the year ending July 31, 2000.

5. CREDIT RISKS

The Fund has investments in excess of 10% of its total net assets in the states of Massachusetts, New York, and Texas. Such concentration may subject the Fund more significantly to economic changes occurring within those states.